Government Grants	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Government grants

Note 26. Government grants

The Company participates in programs sponsored by the Chief Scientist (“OCS”), for the support of research and development projects. Several programs are subjected to royalties, while others are not (the company is committed to pay royalties for the R&D programs, while the research programs do not require repayment).

In exchange for the Chief Scientist’s participation in the programs, the Company is required to pay royalties to the Chief Scientist at a rate between 3% and 3.5% of sales of developed products linked to U.S dollars, until repayment of 100% of the amount of grants received, plus annual interest at the LIBOR rate. The company is required to pay royalties, to the OCS, of sales to end customers of products developed with funds provided by the Chief Scientist, if and when such sales are recognised.

The obligation to pay these royalties is contingent on actual sales of the products. Changes in the liability are recognised in research and development expenses. The exceptions of the Company to pay the grants are based on its estimation at the end of each year.